Other Financial Liabilities - Summary of secured and unsecured bonds by currency and maturity (Details) - Secured And Unsecured Bonds [Member] - Undiscounted Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	$ 708,613	$ 894,770
Non-Current Bonds, Maturities	$ 3,929,160	$ 5,066,321
Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.30%	5.30%
Current Bonds, Maturities	$ 24,991	$ 25,059
Non-Current Bonds, Maturities	$ 721,657	$ 747,045
Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.75%	5.75%
Current Bonds, Maturities	$ 7,654	$ 7,420
Non-Current Bonds, Maturities	$ 3,807	$ 10,802
Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.34%	6.06%
Current Bonds, Maturities	$ 628	$ 11,073
Non-Current Bonds, Maturities	$ 13,821	$ 14,476
Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	6.24%	6.31%
Current Bonds, Maturities	$ 47,510	$ 64,323
Non-Current Bonds, Maturities	$ 426,472	$ 517,568
Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.74%	7.18%
Current Bonds, Maturities	$ 374,227	$ 211,033
Non-Current Bonds, Maturities	$ 1,411,311	$ 1,723,810
Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Nominal Interest Rate	5.94%	7.34%
Current Bonds, Maturities	$ 253,603	$ 575,862
Non-Current Bonds, Maturities	1,352,092	2,052,620
One to three months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	265,404	130,405
One to three months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	6,248	6,265
One to three months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	172	340
One to three months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	157	305
One to three months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	5,292	6,444
One to three months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	236,187	28,377
One to three months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	17,348	88,674
Three to twelve months [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	443,209	764,365
Three to twelve months [Member] | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	18,743	18,794
Three to twelve months [Member] | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	7,482	7,080
Three to twelve months [Member] | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	471	10,768
Three to twelve months [Member] | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	42,218	57,879
Three to twelve months [Member] | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	138,040	182,656
Three to twelve months [Member] | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Current Bonds, Maturities	236,255	487,188
One to two years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	680,112	828,877
One to two years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	24,991	25,059
One to two years | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	3,807	7,247
One to two years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	628	632
One to two years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	50,087	51,881
One to two years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	321,820	394,102
One to two years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	278,779	349,956
Two to three years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	749,924	796,760
Two to three years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	24,991	25,059
Two to three years | Chile | Unidad de Fomento (funds code)
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities		3,555
Two to three years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	628	632
Two to three years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	60,314	54,694
Two to three years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	270,759	338,555
Two to three years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	393,232	374,265
Three to four years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	633,075	878,411
Three to four years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	24,991	25,059
Three to four years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	628	632
Three to four years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	56,162	65,866
Three to four years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	238,759	283,029
Three to four years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	312,535	503,825
Four to five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	429,427	620,987
Four to five years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	24,991	25,059
Four to five years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	628	632
Four to five years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	50,510	61,329
Four to five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	247,208	173,072
Four to five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	106,090	360,895
More than five years
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	1,436,622	1,941,286
More than five years | Chile | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	621,693	646,809
More than five years | Peru | U.S. Dollar [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	11,309	11,948
More than five years | Peru | Peruvian sol [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	209,399	283,798
More than five years | Colombia | Colombian peso [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	332,765	535,052
More than five years | Brazil | Brazilian Reals [Member]
Disclosure Of Financial Lease Obligations [Line Items]
Non-Current Bonds, Maturities	$ 261,456	$ 463,679